Investment Portfolioas of May 31, 2025 (Unaudited)
DWS Equity Sector Strategy Fund
	Shares	Value ($)

Common Stocks 88.8%
Communication Services 10.2%
Diversified Telecommunication Services 0.3%
AT&T, Inc.	4,039	112,284
Verizon Communications, Inc.	2,544	111,834
		224,118
Entertainment 2.0%
Electronic Arts, Inc.	495	71,171
Netflix, Inc.*	962	1,161,356
Walt Disney Co.	4,154	469,568
		1,702,095
Interactive Media & Services 7.6%
Alphabet, Inc. "A"	12,469	2,141,426
Alphabet, Inc. "C"	10,397	1,797,121
Meta Platforms, Inc. "A"	3,855	2,496,074
		6,434,621
Media 0.1%
Comcast Corp. "A"	2,000	69,140
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	825	199,815
Consumer Discretionary 5.3%
Automobile Components 0.2%
Aptiv PLC*	1,868	124,801
Automobiles 0.1%
General Motors Co.	1,700	84,337
Broadline Retail 3.8%
Amazon.com, Inc.*	15,798	3,238,748
Hotels, Restaurants & Leisure 0.7%
Booking Holdings, Inc.	51	281,465
Chipotle Mexican Grill, Inc.*	2,200	110,176
Expedia Group, Inc.	250	41,688
Starbucks Corp.	1,433	120,300
		553,629
Specialty Retail 0.2%
Home Depot, Inc.	519	191,143
Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica, Inc.*	300	95,001
NIKE, Inc. "B"	2,500	151,475
		246,476

Consumer Staples 2.8%
Beverages 1.3%
Brown-Forman Corp. "B"	800	26,672
Coca-Cola Co.	4,884	352,136
Constellation Brands, Inc. "A"	620	110,540
Keurig Dr Pepper, Inc.	1,291	43,468
Monster Beverage Corp.*	1,273	81,408
PepsiCo, Inc.	3,346	439,832
		1,054,056
Consumer Staples Distribution & Retail 0.9%
Costco Wholesale Corp.	335	348,460
Sysco Corp.	1,051	76,723
Target Corp.	800	75,208
Walmart, Inc.	2,882	284,511
		784,902
Household Products 0.6%
Procter & Gamble Co.	2,942	499,817
Energy 0.9%
Energy Equipment & Services 0.9%
Baker Hughes Co.	7,713	285,767
Halliburton Co.	7,228	141,597
Schlumberger NV	9,270	306,373
		733,737
Financials 17.1%
Banks 5.5%
Bank of America Corp.	19,465	858,990
Citigroup, Inc.	6,406	482,500
Citizens Financial Group, Inc.	1,350	54,472
Fifth Third Bancorp.	1,900	72,561
Huntington Bancshares, Inc.	3,900	60,957
JPMorgan Chase & Co.	6,131	1,618,584
KeyCorp.	3,300	52,338
M&T Bank Corp.	468	85,476
PNC Financial Services Group, Inc.	1,381	240,032
Regions Financial Corp.	2,700	57,888
Truist Financial Corp.	4,375	172,812
U.S. Bancorp.	5,540	241,489
Wells Fargo & Co.	8,253	617,159
		4,615,258
Capital Markets 3.2%
Ameriprise Financial, Inc.	200	101,848
Bank of New York Mellon Corp.	1,700	150,637
Blackrock, Inc.	355	347,861
Blackstone, Inc.	700	97,132
Cboe Global Markets, Inc.	200	45,824
Charles Schwab Corp.	3,350	295,939
CME Group, Inc.	450	130,050
Intercontinental Exchange, Inc.	1,300	233,740
Invesco Ltd.	2,600	37,596
Moody's Corp.	200	95,864
Morgan Stanley	2,600	332,878
Nasdaq, Inc.	700	58,478
Northern Trust Corp.	650	69,381

Raymond James Financial, Inc.	300	44,094
S&P Global, Inc.	400	205,144
State Street Corp.	950	91,466
T. Rowe Price Group, Inc.	700	65,513
The Goldman Sachs Group, Inc.	525	315,236
		2,718,681
Consumer Finance 0.3%
American Express Co.	690	202,895
Financial Services 4.1%
Berkshire Hathaway, Inc. "B"*	2,846	1,434,270
Fidelity National Information Services, Inc.	885	70,455
Fiserv, Inc.*	947	154,162
Global Payments, Inc.	439	33,193
Jack Henry & Associates, Inc.	180	32,611
Mastercard, Inc. "A"	1,160	679,296
PayPal Holdings, Inc.*	2,283	160,449
Visa, Inc. "A"	2,480	905,671
		3,470,107
Insurance 4.0%
Aflac, Inc.	1,755	181,713
Allstate Corp.	906	190,142
American International Group, Inc.	2,282	193,148
Aon PLC "A"	686	255,247
Arch Capital Group Ltd.	957	90,953
Arthur J. Gallagher & Co.	607	210,896
Assurant, Inc.	171	34,710
Brown & Brown, Inc.	655	73,950
Chubb Ltd.	1,067	317,112
Cincinnati Financial Corp.	465	70,131
Erie Indemnity Co. "A"	60	21,511
Everest Group Ltd.	130	45,135
Globe Life, Inc.	264	32,174
Hartford Insurance Group, Inc.	1,027	133,346
Loews Corp.	560	50,002
Marsh & McLennan Companies, Inc.	1,350	315,441
MetLife, Inc.	2,186	171,776
Principal Financial Group, Inc.	807	62,857
Progressive Corp.	1,481	421,981
Prudential Financial, Inc.	1,427	148,251
Travelers Companies, Inc.	763	210,359
W.R. Berkley Corp.	882	65,877
Willis Towers Watson PLC	319	100,979
		3,397,691
Health Care 12.6%
Biotechnology 3.1%
AbbVie, Inc.	4,582	852,756
Amgen, Inc.	1,783	513,825
Biogen, Inc.*	482	62,559
Gilead Sciences, Inc.	4,454	490,296
Incyte Corp.*	601	39,101
Moderna, Inc.*	2,403	63,824
Regeneron Pharmaceuticals, Inc.	389	190,719
Vertex Pharmaceuticals, Inc.*	962	425,252
		2,638,332

Health Care Equipment & Supplies 4.1%
Abbott Laboratories	4,572	610,728
Align Technology, Inc.*	337	60,977
Baxter International, Inc.	1,546	47,153
Becton Dickinson & Co.	1,289	222,469
Boston Scientific Corp.*	3,909	411,461
Dexcom, Inc.*	1,340	114,972
Edwards Lifesciences Corp.*	2,042	159,725
GE HealthCare Technologies, Inc.	1,638	115,545
Hologic, Inc.*	861	53,528
IDEXX Laboratories, Inc.*	237	121,666
Insulet Corp.*	170	55,255
Intuitive Surgical, Inc.*	826	456,233
Medtronic PLC	4,446	368,929
ResMed, Inc.	472	115,541
STERIS PLC	285	69,885
Stryker Corp.	1,007	385,319
The Cooper Companies, Inc.*	680	46,430
Zimmer Biomet Holdings, Inc.	819	75,487
		3,491,303
Health Care Providers & Services 0.8%
Labcorp Holdings, Inc.	250	62,242
UnitedHealth Group, Inc.	1,979	597,480
		659,722
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.	500	55,960
Danaher Corp.	200	37,980
Thermo Fisher Scientific, Inc.	150	60,423
		154,363
Pharmaceuticals 4.4%
Bristol-Myers Squibb Co.	7,829	377,984
Eli Lilly & Co.	1,673	1,234,122
Johnson & Johnson	5,562	863,278
Merck & Co., Inc.	7,469	573,918
Pfizer, Inc.	17,120	402,149
Viatris, Inc.	3,288	28,901
Zoetis, Inc.	1,324	223,266
		3,703,618
Industrials 5.4%
Aerospace & Defense 2.7%
GE Aerospace	1,761	433,047
General Dynamics Corp.	925	257,603
Howmet Aerospace, Inc.	498	84,605
L3Harris Technologies, Inc.	479	117,039
Lockheed Martin Corp.	741	357,444
Northrop Grumman Corp.	597	289,408
RTX Corp.	4,594	626,989
Textron, Inc.	438	32,425
TransDigm Group, Inc.	90	132,159
		2,330,719
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc.	400	45,092
FedEx Corp.	750	163,575
United Parcel Service, Inc. "B"	2,800	273,112
		481,779

Electrical Equipment 1.3%
AMETEK, Inc.	987	176,417
Eaton Corp. PLC	1,571	503,034
Emerson Electric Co.	2,172	259,293
Hubbell, Inc.	200	77,916
Rockwell Automation, Inc.	268	84,568
		1,101,228
Ground Transportation 0.2%
Uber Technologies, Inc.*	1,800	151,488
Industrial Conglomerates 0.1%
Honeywell International, Inc.	354	80,241
Machinery 0.5%
Cummins, Inc.	210	67,511
Fortive Corp.	500	35,095
PACCAR, Inc.	900	84,465
Parker-Hannifin Corp.	235	156,204
Pentair PLC	404	40,069
Xylem, Inc.	500	63,020
		446,364
Information Technology 29.2%
Communications Equipment 0.7%
Arista Networks, Inc.*	2,200	190,608
Cisco Systems, Inc.	3,881	244,658
Motorola Solutions, Inc.	297	123,368
		558,634
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	2,600	233,818
Corning, Inc.	2,100	104,139
TE Connectivity PLC	600	96,042
		433,999
IT Services 1.7%
Accenture PLC "A"	1,725	546,514
Cognizant Technology Solutions Corp. "A"	1,611	130,475
EPAM Systems, Inc.*	161	28,093
International Business Machines Corp.	2,502	648,168
VeriSign, Inc.	180	49,045
		1,402,295
Semiconductors & Semiconductor Equipment 9.9%
Advanced Micro Devices, Inc.*	4,648	514,673
Applied Materials, Inc.	2,007	314,597
Broadcom, Inc.	5,170	1,251,502
Intel Corp.	7,100	138,805
KLA Corp.	289	218,738
Lam Research Corp.	3,260	263,376
Micron Technology, Inc.	4,100	387,286
Monolithic Power Systems, Inc.	80	52,952
NVIDIA Corp.	35,510	4,798,466
QUALCOMM, Inc.	2,791	405,253
Texas Instruments, Inc.	300	54,855
		8,400,503
Software 10.8%
Adobe, Inc.*	1,206	500,599
Crowdstrike Holdings, Inc. "A"*	200	94,274

Intuit, Inc.	554	417,422
Microsoft Corp.	13,323	6,133,376
Oracle Corp.	2,985	494,107
Palo Alto Networks, Inc.*	300	57,726
Roper Technologies, Inc.	229	130,592
Salesforce, Inc.	2,634	698,985
ServiceNow, Inc.*	428	432,747
Synopsys, Inc.*	338	156,825
		9,116,653
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	22,019	4,422,516
Dell Technologies, Inc. "C"	500	55,635
Hewlett Packard Enterprise Co.	2,300	39,744
HP, Inc.	1,500	37,350
NetApp, Inc.	650	64,454
Seagate Technology Holdings PLC	600	70,764
Western Digital Corp.*	800	41,240
		4,731,703
Materials 1.1%
Chemicals 0.8%
Air Products & Chemicals, Inc.	323	90,088
Corteva, Inc.	1,291	91,403
DuPont de Nemours, Inc.	723	48,296
Ecolab, Inc.	498	132,279
Linde PLC	575	268,858
PPG Industries, Inc.	440	48,752
The Mosaic Co.	711	25,696
		705,372
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	3,600	138,528
Newmont Corp.	2,326	122,627
		261,155
Real Estate 0.4%
Office REITs 0.1%
BXP, Inc.	500	33,665
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	800	100,016
Retail REITs 0.1%
Simon Property Group, Inc.	600	97,842
Specialized REITs 0.1%
American Tower Corp.	342	73,410
Utilities 3.8%
Electric Utilities 2.8%
Alliant Energy Corp.	495	30,804
American Electric Power Co., Inc.	2,024	209,464
Constellation Energy Corp.	850	260,227
Duke Energy Corp.	2,438	287,001
Edison International	1,092	60,770
Entergy Corp.	1,400	116,592
Evergy, Inc.	626	41,573

Eversource Energy	1,002	64,939
Exelon Corp.	3,887	170,328
FirstEnergy Corp.	1,849	77,547
NextEra Energy, Inc.	6,326	446,869
NRG Energy, Inc.	253	39,443
PG&E Corp.	4,800	81,024
PPL Corp.	1,337	46,461
Southern Co.	3,535	318,150
Xcel Energy, Inc.	2,132	149,453
		2,400,645
Gas Utilities 0.1%
Atmos Energy Corp.	321	49,652
Multi-Utilities 0.9%
Ameren Corp.	480	46,502
CenterPoint Energy, Inc.	1,200	44,688
CMS Energy Corp.	600	42,138
Consolidated Edison, Inc.	400	41,796
Dominion Energy, Inc.	3,350	189,845
DTE Energy Co.	500	68,325
Public Service Enterprise Group, Inc.	1,550	125,597
Sempra	2,300	180,757
		739,648
Total Common Stocks (Cost $54,692,215)		74,890,416

Exchange-Traded Funds 2.2%
Energy Select Sector SPDR Fund (Cost $1,611,237)	23,122	1,885,137

Cash Equivalents 9.1%
DWS Central Cash Management Government Fund, 4.34% (a) (Cost $7,632,269)	7,632,269	7,632,269

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $63,935,721)	100.1	84,407,822
Other Assets and Liabilities, Net	(0.1)	(45,222)
Net Assets	100.0	84,362,600
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 are as follows:
Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.22% (a) (b)
—	0 (c)	—	—	—	60	—	—	—
Cash Equivalents 9.1%
DWS Central Cash Management Government Fund, 4.34% (a)
6,338,919	16,216,322	14,922,972	—	—	144,783	—	7,632,269	7,632,269
6,338,919	16,216,322	14,922,972	—	—	144,843	—	7,632,269	7,632,269

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$74,890,416	$—	$—	$74,890,416
Exchange-Traded Funds	1,885,137	—	—	1,885,137
Short-Term Investments	7,632,269	—	—	7,632,269
Total	$84,407,822	$—	$—	$84,407,822

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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